[LETTERHEAD OF DECHERT LLP]

March 30, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attn:  James O’Connor, Esq.

Re:	PowerShares Exchange-Traded Fund Trust II
Securities Act File No. 333-138490
Post-Effective Amendment No. 140
Investment Company Act File No. 811-21977
Amendment No. 141

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) and with respect to the PowerShares International Corporate Bond Portfolio (formerly, PowerShares Investment Grade Corporate Bond Portfolio), attached herewith for filing is the above-referenced Post-Effective Amendment No. 140 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A.  This filing is being made to incorporate changes to Form N-1A, effective March 31, 2009, and to change the index and index methodology for the series of the Trust formerly called the PowerShares Investment Grade Corporate Bond Portfolio.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss